Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity-Based Awards. The Company adopted an Equity Based Award Policy, under which, for regular annual stock option awards to executive officers, the grant date will be the second trading day of the calendar year. Performance-based awards are typically made during the first quarter of each year when the Compensation Committee approves the performance goals for the year. From time to time, annual grants may be made on a later date in the year as a result of the timing of the determination of the awards and terms or other factors, such as performance metrics for a given year. In 2024, the annual Performance Awards were approved by the Compensation Committee on April 15, 2024, for the NEOs (other than the CEO) and on April 19, 2024, by the Board for the CEO. New hire equity-based awards granted outside of the regular annual pay program are made on the first trading day of the quarter following the award approval, and ad hoc equity-based awards are generally granted on the fifth business day following the date upon which the CEO approves such awards. All equity-based grants, whether granted on the second trading day of the calendar year or later in the year, are priced in accordance with the terms of the applicable equity compensation plans or performance-based equity programs, which require, among other things, that the exercise price of all stock options be established by reference to the closing price on the trading day immediately prior to the date of grant. The Compensation Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.

Award Timing Method	The Company adopted an Equity Based Award Policy, under which, for regular annual stock option awards to executive officers, the grant date will be the second trading day of the calendar year. Performance-based awards are typically made during the first quarter of each year when the Compensation Committee approves the performance goals for the year. From time to time, annual grants may be made on a later date in the year as a result of the timing of the determination of the awards and terms or other factors, such as performance metrics for a given year. In 2024, the annual Performance Awards were approved by the Compensation Committee on April 15, 2024, for the NEOs (other than the CEO) and on April 19, 2024, by the Board for the CEO. New hire equity-based awards granted outside of the regular annual pay program are made on the first trading day of the quarter following the award approval, and ad hoc equity-based awards are generally granted on the fifth business day following the date upon which the CEO approves such awards. All equity-based grants, whether granted on the second trading day of the calendar year or later in the year, are priced in accordance with the terms of the applicable equity compensation plans or performance-based equity programs, which require, among other things, that the exercise price of all stock options be established by reference to the closing price on the trading day immediately prior to the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false